Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, the Corporation is providing the following information about the relationship between executive compensation as reported in the Summary Compensation Table, “Compensation Actually Paid” ("CAP") as defined by the SEC, and certain financial performance of the Company. CAP is calculated in accordance with SEC rules and does not reflect the actual amount of compensation earned or paid during the applicable year. For information concerning the Corporation’s pay for performance philosophy and how the Corporation aligns executive compensation with the Corporation’s performance, refer to the Compensation Discussion and Analysis beginning on page 20.

Pay versus Performance Table

The following table reports the total compensation for the NEOs for the past five (5) fiscal years as shown in the Summary Compensation Table ("SCT"), the CAP to the PEO and, on average, to the other NEOs in accordance with SEC rules.  The table also provides information on the Corporation's Total Shareholder Return ("TSR") and the TSR of the selected peer group over the five-year period, the Corporation's Net Income, and the Corporation's ROAE which represents our Company Selected Measure ("CSM") per SEC rules.

					Year-end value of $100 invested on 12/31/2020
Year	SCT Total for PEO (1)	CAP for PEO (2)	Average SCT Total for Non-PEO NEOs (1)	Average CAP for Non-PEO NEOs (2)	FCBC TSR (3)	Peer Group TSR (4)	FCBC Net Income (MM)		FCBC ROAE (%)
2025	$1,122,498	$1,029,477	$896,664	$866,465	$195.35	$167.37	$48.79	(5)	9.64
2024	855,786	888,650	704,183	728,682	161.84	120.02	51.60		10.03
2023	1,200,030	956,254	777,519	765,683	141.73	128.73	48.02		10.02
2022	970,489	942,517	756,509	761,575	122.88	99.82	46.66		11.04
2021	690,995	702,132	525,400	567,119	116.90	107.19	51.17		11.96

(1)

Mr. William Stafford served as the PEO for all five (5) years covered in the table.  Messrs. Gary Mills, David Brown, Jason Belcher, and Ms. Sarah Harmon served as the Non-PEO NEOs for all five (5) years covered in the table.  The dollar amounts reported are total compensation in the Summary Compensation Table for the PEO and the average for Non-PEO NEOs for each reported fiscal year.

(2)

The dollar amounts reported represent "Compensation Actually Paid," as calculated in accordance with SEC rules for the PEO and the average for Non-PEO NEOs for each reported year.  These dollar amounts do not reflect actual amounts of compensation paid during the covered year, but reflect adjustments for (i) the year-end fair values of unvested equity awards granted in the current year, (ii) the year-over-year difference of year-end fair values for unvested awards granted in prior years, (iii) the fair values at vest date for awards granted and vested in the current year, and (iv) the difference between prior year-end fair values and vest date fair values for awards granted in prior years.  In addition, adjustments were made for the difference in pension values reported in the Summary Compensation Table and the current year service cost obtained from the Corporation's pension actuary.  The Corporation does not pay or accrue dividends or dividend equivalents on unvested equity grants; and, as such, reports no adjustments.

(3)

Reflects the cumulative total shareholder return of First Community Bankshares, Inc. over the five-year period.  The reporting is based on a theoretical $100 invested on the last day of 2020 and valued as of the last trading day of 2021, 2022, 2023, 2024 and 2025.  These calculated values were obtained from the S&P Cap IQ database.

(4)

Reflects the cumulative total shareholder return of the Corporation’s Asset & Regional Peer Group, weighted according to the member companies’ market capitalization for each period for which the return is indicated. This is the peer group used by FCBC for purposes of Item 201(e) of Regulation S-K in our Annual Report on Form 10K for the year ended December 31, 2025. Calculated values in the table were obtained from the S&P Cap IQ database.

(5)	Net income in 2025 was negatively impacted by $2.33 million of after-tax merger related expenses.

PEO Total Compensation Amount	$ 1,122,498	$ 855,786	$ 1,200,030	$ 970,489	$ 690,995
PEO Actually Paid Compensation Amount	$ 1,029,477	888,650	956,254	942,517	702,132
Adjustment To PEO Compensation, Footnote

Calculation of Compensation Actually Paid ("CAP")

To calculate the amounts in the CAP for the Corporation's PEO and Non-PEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for each covered year.

	2025		2024		2023		2022		2021
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,122,498	$896,664	$855,786	$704,183	$1,200,030	$777,519	$970,489	$756,509	$690,995	$525,400
Adjustments for Pension
Adjustment Summary Compensation Table Pension	(76,203)	(16,916)	-	-	(301,283)	(54,654)	(46,618)	(9,027)	(43,270)	(20,210)
Amount added for current year service cost	-	-	-	-	-	-	-	-	-	31,734
Amount added for prior service cost impacting current year	-	-	-	-	-	-	-	-	-	-
Total Adjustments for Pension	(76,203)	(16,916)	-	-	(301,283)	(54,654)	(46,618)	(9,027)	(43,270)	11,524
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(146,038)	(115,342)	(146,021)	(108,853)	(146,026)	(108,835)	(135,011)	(100,643)	(108,049)	(82,640)
Year-end fair value of unvested awards granted in the current year	129,220	102,059	178,885	133,352	205,757	153,353	163,635	121,981	97,254	74,372
Year-over-year difference of year-end fair values for unvested awards granted in prior years	-	-	-	-	(2,224)	(1,700)	9,774	7,456	41,511	24,698
Fair values at vest date for awards granted and vested in current year	-	-	-	-	-	-	-	-	-	-
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	-	-	-	-	-	-	(19,752)	(14,701)	23,691	13,765
Forfeitures during current year equal to prior year-end fair value	-	-	-	-	-	-	-	-	-	-
Dividends or dividend equivalents not otherwise included in total compensation	-	-	-	-	-	-	-	-	-	-
Total Adjustments for Equity Awards	(16,818)	(13,283)	32,864	24,499	57,507	42,818	18,646	14,093	54,407	30,195
Compensation Actually Paid (as calculated)	$1,029,477	$866,465	$888,650	$728,682	$956,254	$765,683	$942,517	$761,575	$702,132	$567,119

Non-PEO NEO Average Total Compensation Amount	$ 896,664	704,183	777,519	756,509	525,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ 866,465	728,682	765,683	761,575	567,119
Compensation Actually Paid vs. Total Shareholder Return

Pay versus Performance Graphs

In accordance with SEC reporting rules, the Corporation has prepared the following graphs which overlay the following performance results with CAP:

●	Corporation and peer group TSR versus Compensation Actually Paid to the PEO and average for other NEOs for each covered year.

●	Corporation Net Income versus Compensation Actually Paid to the PEO and average for other NEOs for each covered year.

●	Corporation Return on Average Equity (ROAE) versus Compensation Actually Paid to the PEO and average for other NEOs for each covered year.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Performance Measures

As required by SEC rules, the following table identifies the three most important financial measures used by the CRC for making compensation decisions related to the 2025 NEOs. The Company-Selected Measure is denoted with an asterisk.

Financial Performance Measures
Return on Average Equity (ROAE) *
Return on Average Assets (ROAA)
Efficiency Ratio

Total Shareholder Return Amount	$ 195.35	161.84	141.73	122.88	116.9
Peer Group Total Shareholder Return Amount	167.37	120.02	128.73	99.82	107.19
Net Income (Loss)	$ 48,790,000	$ 51,600,000	$ 48,020,000.00	$ 46,660,000	$ 51,170,000
Company Selected Measure Amount	0.0964	0.1003	0.1002	0.1104	0.1196
PEO Name	Mr. William Stafford	Mr. William Stafford	Mr. William Stafford	Mr. William Stafford	Mr. William Stafford
Measure:: 1
Pay vs Performance Disclosure
Name	Financial Performance Measures
Measure:: 2
Pay vs Performance Disclosure
Name	Return on Average Equity (ROAE) *
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Assets (ROAA)
Measure:: 4
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (76,203)	$ 0	$ (301,283)	$ (46,618)	$ (43,270)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,203)	0	(301,283)	(46,618)	(43,270)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,818)	32,864	57,507	18,646	54,407
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,038)	(146,021)	(146,026)	(135,011)	(108,049)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,220	178,885	205,757	163,635	97,254
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(2,224)	9,774	41,511
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(19,752)	23,691
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,916)	0	(54,654)	(9,027)	(20,210)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,916)	0	(54,654)	(9,027)	11,524
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	31,734
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,283)	24,499	42,818	14,093	30,195
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(115,342)	(108,853)	(108,835)	(100,643)	(82,640)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	102,059	133,352	153,353	121,981	74,372
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(1,700)	7,456	24,698
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(14,701)	13,765
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0